VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Banks : 2.7%
US Bancorp 815 $ 49,226
Underline
Capital Goods : 10.3%
Allegion PLC 153 21,495
Huntington Ingalls Industries,
Inc. 53 14,834
IDEX Corp. 83 18,837
Masco Corp. 716 58,261
Northrop Grumman Corp. 43 21,900
Otis Worldwide Corp. 730 52,268
187,595
Commercial & Professional Services : 2.8%
Broadridge Financial Solutions,
Inc. 261 35,744
Copart, Inc.* 505 14,236
49,980
Consumer Discretionary Distribution &
Retail : 5.0%
Etsy, Inc.* 359 27,043
MercadoLibre, Inc. * 14 23,763
Tractor Supply Co. 1,290 40,777
91,583
Consumer Durables & Apparel : 3.0%
NIKE, Inc. 1,332 54,679
Underline
Consumer Services : 4.4%
Airbnb, Inc.* 140 20,034
Booking Holdings, Inc. 240 42,778
Domino's Pizza, Inc. 60 17,762
80,574
Financial Services : 7.6%
Blackstone, Inc. 160 18,827
Charles Schwab Corp. 508 46,873
Jack Henry & Associates, Inc. 113 15,565
MarketAxess Holdings, Inc. 310 35,182
S&P Global, Inc. 55 22,399
138,846
Food, Beverage & Tobacco : 17.8%
Brown-Forman Corp.† 3,143 83,761
Campbell's Company † 1,684 37,503
Constellation Brands, Inc. 558 77,612
Hershey Co. 70 12,282
McCormick & Co., Inc. 817 41,193
Mondelez International, Inc. 629 36,381
PepsiCo, Inc. 275 37,235
325,967
Number
of Shares Value
Health Care Equipment & Services : 7.8%
GE HealthCare Technologies,
Inc. 1,018 $ 65,162
Zimmer Biomet Holdings, Inc. 897 77,223
142,385
Household & Personal Products : 10.1%
Clorox Co. 775 73,966
Estee Lauder Cos, Inc. 331 26,132
Kenvue, Inc. 4,552 86,988
187,086
Materials : 1.4%
Corteva, Inc. 298 25,238
Underline
Media & Entertainment : 1.3%
Meta Platforms, Inc. 42 23,658
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 15.6%
Agilent Technologies, Inc. 231 30,684
Bristol-Myers Squibb Co. 1,414 81,475
Danaher Corp. 424 80,764
Thermo Fisher Scientific, Inc. 83 41,613
West Pharmaceutical Services,
Inc. 56 20,104
Zoetis, Inc. 419 30,109
284,749
Semiconductors & Semiconductor
Equipment : 5.2%
Applied Materials, Inc. 75 54,225
NXP Semiconductors NV 144 40,468
94,693
Software & Services : 2.6%
Microsoft Corp. 127 47,374
Underline
Transportation : 2.5%
United Parcel Service, Inc. 426 45,795
Underline
Total Common Stocks
(Cost: $1,943,526) 1,829,428
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1%
(Cost: $2,352)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (a) 2,352 2,352
Total Investments: 100.2%
(Cost: $1,945,878) 1,831,780
Liabilities in excess of other assets: (0.2)% (3,063)
NET ASSETS: 100.0% $ 1,828,717
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $73,101.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:

VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
* See Schedule of Investments for industry sectors.
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 1,829,428 $ — $ — $ 1,829,428
Money Market Fund 2,352 — — 2,352
Total Investments $ 1,831,780 $ — $ — $ 1,831,780